Basic and Diluted Loss and Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for loss and earnings per share calculation
Net (loss) income	$ (173,322)	$ (288,402)	$ (56,246)	$ (2,594)	$ 11,844	$ 5,362	$ 868	$ (8,364)	$ (520,564)	$ 9,710	$ 36,223
Denominator for loss and earnings per share calculation
Weighted average number of shares outstanding - basic and diluted									470,785,192	415,700,000	415,700,000
(Loss) Income per share - basic and diluted:
Net (loss) income per share - Basic and Diluted	$ (0.27)	$ (0.69)	$ (0.14)	$ (0.01)	$ 0.03	$ 0.01		$ (0.02)	$ (1.11)	$ 0.02	$ 0.09